Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2011
Registrant Name	TRANSAMERICA SERIES TRUST
Central Index Key	0000778207
Amendment Flag	false
Document Creation Date	Jun. 04, 2012
Document Effective Date	Jun. 04, 2012
Prospectus Date	May 01, 2012